Other taxes payable (Details Narrative) - ZHEJIANG TIANLAN [Member]	Dec. 31, 2025	Dec. 31, 2024
Bottoms [Member]
Valued-Added Tax rate	3.00%	3.00%
Tops [Member]
Valued-Added Tax rate	13.00%	13.00%